Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable Disclosure [Line Items]
Granted loans to certain non-executive officers and directors	$ 13.5	$ 14.2
Total principal additions	0.6
Total principal reductions	1.3
Unfunded Loan Commitment
Loans and Leases Receivable Disclosure [Line Items]
Granted loans to certain non-executive officers and directors	$ 23.0	$ 17.8